Right of Use Asset and Operating Lease Liability - Schedule of components of lease costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Variable lease costs (CPI adjustments)	$ 96	$ 64
Operating lease costs:
Depreciation of leased assets	642	576
Interest on lease liabilities	82	107
Total lease costs	$ 820	$ 747